10 Taxes recoverable (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 2,265,402	R$ 3,495,729
Total tax assets	1,002,605	2,350,817
Tax assets current		783,199
Tax assets non current		1,567,618
REINTEGRA program [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Amount of tax credits	7,494	9,157
Offset amount of tax	9,959	9,532
PIS and COFINS taxes [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	438,044	2,048,782
Other operating income expenses [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	310,557	1,904,206
Financial income [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	127,488	207,582
Current assets [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable	R$ 1,002,605	2,350,817
Non-current assets [member]
DisclosureOfTaxesRecoverableLineItems [Line Items]
Taxes recoverable		R$ 783,199